Events after the reporting period - (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended
	Dec. 19, 2023	Aug. 27, 2021	Feb. 29, 2024	Jan. 31, 2024	Feb. 16, 2024	Feb. 15, 2024
Disclosure of non-adjusting events after reporting period [line items]
Purchase price per share		$ 10.00
Repurchase price per share				$ 2.00
Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Purchase price per share	$ 2.00
Number of shares accepted for purchase	16,554,256
Aggregate cost purchase of shares	$ 33,109
Major ordinary share transactions | Minimum
Disclosure of non-adjusting events after reporting period [line items]
Authorized to purchase of ordinary shares	15,000,000
Major ordinary share transactions | Maximum
Disclosure of non-adjusting events after reporting period [line items]
Authorized to purchase of ordinary shares	20,000,000
Major ordinary share transactions | Cubic Games Studio Ltd
Disclosure of non-adjusting events after reporting period [line items]
Share repurchased			1,016,008
Repurchase price per share			$ 10
LEVELAPP Ltd | Convertible loan agreement
Disclosure of non-adjusting events after reporting period [line items]
Amount acquired on convertible loan agreement					$ 312
Castcrown Limited | Convertible loan agreement
Disclosure of non-adjusting events after reporting period [line items]
Amount acquired on convertible loan agreement						$ 900
Interest rate on acquired loan						7.00%